Note 5 - Notes Payable	3 Months Ended	12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017
Notes to Financial Statements
Debt Disclosure [Text Block]
NOTE
5.
 NOTES PAYABLE

Unrelated

The Company maintained a loan secured by a
first
lien on the
five
-acre parcel of land in Denver. During the quarter ended
December 31, 2017,
the land was sold and the related loan balance of
$990,000
was repaid. See Note
4.

On
August 25, 2017,
we entered into a Promissory Note with an unrelated party that provides financing of up to
$150,000.
The note bears interest at
12%
and is due and payable on
May 31, 2018.
As of
December 31, 2017,
we had borrowed
$89,677
and accrued interest on this note payable was
$4,311.
Interest expense was
$3,057
and
$0
for the
three
months ended
December 31, 2017
and
2016,
respectively.

Convertible loans

On
October 5, 2017,
the Company borrowed
$128,000
from an unrelated party. The loan bears interest at a rate of
12%
and is due and payable on
October 5, 2018.
At any time on or before
April 5, 2018
the Company
may
prepay the loan by paying the Lender the outstanding loan principal and accrued interest plus premiums ranging from
15%
to
35%.
After
April 5, 2018,
the Company
may
not
repay the loan with the consent of the Lender. At any time after
April 5, 2018,
the full value of any unpaid principal is convertible into the Company’s common stock at a variable conversion price. The conversion price is equal to: (a) if the market price is greater than or equal to
$1.35,
the greater of (
1
) the variable conversion price (defined as market price multiplied by
65
percent) and (
2
) the fixed conversion price of
$1.00,
and (b) if the market price is less than
$1.35,
the lessor of (
1
) the variable conversion price and (
2
) the fixed conversion price. Market price is defined as the average of the lowest two
daily dollar volume-weighted average sales price for the common stock during the fifteen
day trading period ending on the latest complete trading day prior to the conversion date. The Company incurred debt issuance costs of
$3,000
which is reflected as a debt discount in the accompanying consolidated balance sheet at
December 31, 2017.
As the instrument is
not
yet convertible,
no
beneficial conversion feature has been recognized at
December 31, 2017.
Amortization expense related to the debt discount was
$750
and
$0
for the
three
months ended
December 31, 2017
and
2016,
respectively.

On
November 13, 2017,
the Company borrowed
$68,000
from an unrelated party. The loan bears interest at a rate of
12%
and is due and payable on
November 13, 2018.
At any time on or before
May 13, 2018
the Company
may
prepay the loan by paying the Lender the outstanding loan principal and accrued interest plus premiums ranging from
15%
to
35%.
After
May 13, 2018,
the Company
may
not
repay the loan with the consent of the Lender. At any time after
May 13, 2018,
the full value of any unpaid principal is convertible into the Company’s common stock at a variable conversion price. The conversion price is equal to: (a) if the market price is greater than or equal to
$1.35,
the greater of (
1
) the variable conversion price (defined as market price multiplied by
65
percent) and (
2
) the fixed conversion price of
$1.00,
and (b) if the market price is less than
$1.35,
the lessor of (
1
) the variable conversion price and (
2
) the fixed conversion price. Market price is defined as the average of the lowest two
daily dollar volume-weighted average sales price for the common stock during the fifteen
day trading period ending on the latest complete trading day prior to the conversion date. The Company incurred debt issuance costs of
$3,000
which is reflected as a debt discount in the accompanying consolidated balance sheet at
December 31, 2017.
As the instrument is
not
yet convertible,
no
beneficial conversion feature has been recognized at
December 31, 2017.
Amortization expense related to the debt discount was
$500
and
$0
for the
three
months ended
December 31, 2017
and
2016,
respectively.

Construction loan

On
October 30, 2017
the Company secured
$800,000
in financing from
three
unrelated parties (the “Lenders”) in the form of a loan. The primary use of the loans proceeds will be to prepare the Company’s Massachusetts Medical Cannabis Center (the “MMCC”) for the
first
phase of development, which will include a pad-ready site for Building
3
and the improvements to the entrance and roadways for the entire project. The remaining loan proceeds will be used to pay lease payments, thru
Nov 17, 2017,
to Medical Massachusetts Properties, LLC, owner of the land on which the MMCC will be built, and for working capital.

The loan bears interest at
8%
per year and is due and payable on
April 30, 2018.
At the options of the Lenders upon the sale of the Denver property or the Company’s notice to prepay the note, all or any portion of the outstanding loan balance is convertible into shares of the Company’s common stock. The number of shares of the Company’s common stock which will be issued upon any conversion will be determined by dividing the amount to be converted by
$1.50,
which amount will be proportionately adjusted in the event of any stock split or capital reorganization. The loan may
be prepaid at any time, without penalty on
5
days’ notice to the Lenders.

As further consideration for the loan, the Company issued warrants to the Lenders which allow the Lenders to purchase up to
660,000
shares of the Company’s common stock. The warrants are exercisable at a price of
$1.50
per share any time on or before
October 30, 2022.
The Company allocated the proceeds between the note and the warrants based on their relative fair values. The relative fair value of the
660,000
warrants was
$442,388
which was recognized as additional paid in capital and a corresponding debt discount. After such allocation, the effective conversion price on the issuance date was less than the fair value of the stock into which the note is convertible, giving rise to a beneficial conversion feature of
$357,612
which is recognized as additional paid in capital and a corresponding debt discount.

As described in Note
4,
on
December 4, 2017,
the Company sold its property in Denver, Colorado and used
$601,363
of the sale proceeds to partially repay this loan. triggering the conversion option described above and the lenders elected not
to exercise their conversion option. As the conversion period had passed, the Company’s has fully expensed the debt discount associated with the beneficial conversion feature. The remaining debt discount is being recognized on a straight line basis over the life of the note. Amortization expense related to the debt discounts were
$712,736
and
$0
for the
three
months ended
December 31, 2017
and
2016,
respectively.

Convertible Note Offering

On
December 29, 2017
the Company sold convertible notes in the principal amount of
$800,000
to a group of accredited investors. The notes bear interest at
8%
per year, are unsecured, and are due and payable on
December 31, 2018.
At the option of the note holders, the notes
may
be converted at any time into shares of the Company's common stock at an initial conversion price of
$1.50
per share.

The note holders also received warrants which entitle the note holders to purchase up to
533,333
shares of the Company's common stock. The warrants are exercisable at a price of
$1.50
per share and expire on
October 17, 2022.

GVC Capital LLC acted as the placement agent for the offering and received a cash commission of
$64,000,
plus warrants to purchase
106,667
shares of the Company's common stock. The warrants are exercisable at a price of
$1.50
per share and expire on
December 29, 2022.

The Company allocated the proceeds between the note and the warrants based on their relative fair values. The relative fair value of the
640,000
warrants was
$607,024
which was recognized as additional paid in capital and a corresponding debt discount. After such allocation, the effective conversion price on the issuance date was less than the fair value of the stock into which the note is convertible, giving rise to a beneficial conversion feature of
$128,976
which is recognized as additional paid in capital and a corresponding debt discount.

In connection with the offering, the Company paid fees of
$64,000
to the placement agent, which was allocated on a pro-rata basis to the warrants and the debt, which was recorded as an offset to additional paid in capital and an increase in debt discount of
$48,562
and
$15,438,
respectively

All debt discounts are being recognized on a straight-line basis over the terms of the notes. As the transaction occurred just prior to the quarter end, no
amortization expense was recorded as of
December 31, 2017.

Related Party

On
February 1, 2016,
we entered into an agreement with an unrelated party which provided us with borrowing capacity of
$200,000.
 On
May 1, 2016,
the agreement was amended to increase the borrowing capacity to
$1,000,000.
On
July 14, 2016,
Strategic Capital Partners (“SCP”) assumed the
$521,297
loan borrowed against this credit line, increasing the total balance owed to SCP to
$2,431,646.
SCP is controlled by Benjamin J. Barton,
one
of our officers and directors and a principal shareholder. The amounts borrowed from SCP were used to fund our operations.

On
July 14, 2016,
we entered into a debt modification agreement whereby a portion of the debt was converted into common stock and the remaining debt was renegotiated into two
promissory notes.

Of the amounts owed to SCP,
$500,000
was converted into
400,000
shares of our common stock (
$1.25
conversion rate).

The remaining
$1,931,646
owed to SCP was divided into
two
promissory notes.

The
first
note, in the principal amount of
$1,000,000,
bears interest at
9.5%
per year and matures on
December 31, 2019.
Interest is payable quarterly. The note can be converted at any time, at the option of the lender, into shares of our common stock, initially at a conversion price of
$1.25
per share. The conversion price will be proportionately adjusted in the event of any stock split or capital reorganization. The note is not
secured.

If the average closing price of our common stock is at least
$2.50
for
twenty
consecutive trading days, and the average daily volume of trades of our common stock during the twenty
trading days is at least
100,000
shares, we
may,
within
10
days of the end of such
twenty
-day period, notify SCP that its right to convert the note into shares of our common stock will end
45
days after the date of the notice to SCP.

The
second
note, in the principal amount of
$931,646,
bears interest at
8%
per year and matures on
December 31, 2019.
Interest is payable quarterly. The note is
not
convertible into shares of our common stock but is secured by a first
lien on all amounts due to us by WGP. Any payments received from the sale, lease or commercialization of the property in Denver, and any amounts received from WGP, will be applied to the principal amount of the note. Otherwise, all unpaid principal and interest will be due on
December 31, 2019.

Accrued interest on these notes payable was
$106,596
and
$84,998
at
December 31, 2017
and
2016,
respectively.

In connection with the debt modification agreement, we issued SCP warrants to purchase
800,000
shares of our common stock, exercisable at a price of
$1.50
per share, and warrants to purchase an additional
800,000
shares of common stock, exercisable at a price of
$3.00
per share. Both sets of warrants expire on
June 30, 2020.
We allocated the relative fair values to the warrants, stock options, and convertible debt, as determined by the Black Scholes option pricing model. Based on the Black Scholes option pricing model, a net debt premium of
$72,651
was allocated to the warrants which are reflected in additional paid-in-capital. The debt premium is being amortized on a straight-line basis over the term of the notes. At
December 31, 2017,
the outstanding principal on these notes was
$1,931,646,
and the unamortized debt premium was
$41,696.
Amortization of debt premium was
$5,341
and
$9,763
for the
three
months ended
December 30, 2017
and
2016.

NOTE
5.
     NOTES PAYABLE

Unrelated

On
September 15, 2015,
a potential buyer loaned the Company
$900,000.
The loan bears interest at
12%
per year and was due and payable on
March 16, 2016.
The Company used
$650,000
of the proceeds to repay an existing loan that was secured by the land that is classified as held for sale. On
April 6, 2016,
the loan was modified to increase the principal balance to
$990,000,
increase the interest rate to
18%
per year, and extend the due date to
March 15, 2017.
We considered ASC Topic
470
-
50,
Debt Modifications and Extinguishments, and determined that the modification was an extinguishment and therefore, recognized a loss on the extinguishment of the original debt of
$90,000
in the year ended
September 30, 2016.
On
March 15, 2017,
the maturity date of the loan was extended to
March 15, 2018,
and the interest rate remained the same at
18%
per year. We
may
repay the loan at any time without penalty. Interest expense was
$188,100
and
$150,497
for the years ended
September 30, 2017
and
2016,
respectively.

As of
September 30, 2016,
we had borrowed
$203,247
from various unrelated parties. The interest rates on these notes ranged from
8%
to
18%,
due dates ranged from
December 14, 2016,
through
January 15, 2017,
and
$75,000
was convertible into the Company’s common stock at a conversion price of
$0.75.
In addition to the notes, we issued warrants to purchase
75,000
shares of our common stock, exercisable at a price of
$0.75
per share, and warrants to purchase an additional
75,000
shares of common stock, exercisable at a price of
$1.25
per share. Both sets of warrants expire on
September 15, 2020.
We allocated the new proceeds to the warrants, stock options, and the convertible debt based on their relative fair values, as determined by the Black Scholes option pricing model. Based on the Black Scholes option pricing model,
$35,250
was allocated to the warrants which are reflected in additional paid-in-capital and
$35,250
was allocated to a debt discount. The debt discount was amortized on a straight-line basis over the term of the note. During the year ended
September 30, 2017,
we received advances of
$24,657
and made payments of
$227,904.
At
September 30, 2017,
accrued interest on this note payable was
$0.
At
September 30, 2017,
there was
no
outstanding principal or interest, and
no
unamortized debt discount due to the full payment of the notes. Interest expense was
$4,267
and
$12,337
for the years ended
September 30, 2017
and
2016,
respectively.

On
August 25, 2017,
we entered into a Promissory Note with an unrelated party that provides financing of up to
$150,000.
The note bears interest at
12%
and is due and payable on
May 31, 2018.
As of
September 30, 2017,
we had borrowed
$80,000.
At
September 30, 2017,
accrued interest on this note payable was
$1,255.
Interest expense was
$1,255
and
$0
for the years ended
September 30, 2017
and
2016,
respectively.

Related Party

On
February 1, 2016,
we entered into an agreement with an unrelated party which provided us with borrowing capacity of
$200,000.
 On
May 1, 2016,
the agreement was amended to increase the borrowing capacity to
$1,000,000.
On
July 14, 2016,
Strategic Capital Partners (“SCP”) assumed the
$521,297
loan borrowed against this credit line, increasing the total balance owed to SCP to
$2,431,646.
SCP is controlled by Benjamin J. Barton,
one
of our officers and directors and a principal shareholder. The amounts borrowed from SCP were used to fund our operations.

On
July 14, 2016,
we entered into a debt modification agreement whereby a portion of the debt was converted into common stock and the remaining debt was renegotiated into two
promissory notes.

Of the amounts owed to SCP,
$500,000
was converted into
400,000
shares of our common stock (
$1.25
conversion rate).

The remaining
$1,931,646
owed to SCP was divided into
two
promissory notes.

The
first
note, in the principal amount of
$1,000,000,
bears interest at
9.5%
per year and matures on
December 31, 2019.
Interest is payable quarterly. The note can be converted at any time, at the option of the lender, into shares of our common stock, initially at a conversion price of
$1.25
per share. The conversion price will be proportionately adjusted in the event of any stock split or capital reorganization. The note is not
secured. At
September 30, 2017,
accrued interest on this note payable was
$47,630.

If the average closing price of our common stock is at least
$2.50
for
twenty
consecutive trading days, and the average daily volume of trades of our common stock during the twenty
trading days is at least
100,000
shares, we
may,
within
10
days of the end of such
twenty
-day period, notify SCP that its right to convert the note into shares of our common stock will end
45
days after the date of the notice to SCP.

The
second
note, in the principal amount of
$931,646,
bears interest at
8%
per year and matures on
December 31, 2019.
Interest is payable quarterly. The note is
not
convertible into shares of our common stock. The note is secured by a second
lien on our property in Denver, Colorado and a
first
lien on all amounts due to us by WGP. Any payments received from the sale, lease or commercialization of the property in Denver, and any amounts received from WGP, will be applied to the principal amount of the note. Otherwise, all unpaid principal and interest will be due on
December 31, 2019.
At
September 30, 2017,
accrued interest on this note payable was
$37,368.

The Company analyzed the modification of the note under ASC Topic
470,
Debt, and concluded that the modification was an extinguishment and therefore, recognized a loss on the extinguishment of the original debt of
$901,939
in the year ended
September 30, 2016.

In connection with the debt modification agreement, we issued SCP warrants to purchase
800,000
shares of our common stock, exercisable at a price of
$1.50
per share, and warrants to purchase an additional
800,000
shares of common stock, exercisable at a price of
$3.00
per share. Both sets of warrants expire on
June 30, 2020.
See Note
9
for additional information on the warrants. We allocated the relative fair values to the warrants, stock options, and convertible debt, as determined by the Black Scholes option pricing model. Based on the Black Scholes option pricing model, a net debt premium of
$72,651
was allocated to the warrants which are reflected in additional paid-in-capital. The debt premium is being amortized on a straight-line basis over the term of the notes.

At
September 30, 2017,
the outstanding principal on these notes was
$1,978,683,
and the unamortized debt premium was
$47,037.
Amortization of debt premium was
$25,614
and
$0
for the year ended
September 30, 2017
and
2016,
respectively.